Transactions with Related Parties - Summary of Revenues (Expenses) with Other Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Otayconnect, S. de R.L. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 1,631	$ 1,387	$ 1,313
Promotora Cabo Real, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues			14,291
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	10,985	7,669	5,524
Fly by Wings, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	38,259	25,128	24,093
Beer Factory de México, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues			1,389
Operadora y Administradora de Restaurantes Gigante, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues			1,004
Diseños Pantera, S.A. de C.V. (Shareholder) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues			62
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Technical advisory		8,711
Servicios Empresariales De Alta Calidad S A De C V Shareholder [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 35